Commitments - Newbuild Contracts (Details) $ in Millions	Nov. 30, 2022 USD ($)
Shipbuilding Commitments Future Minimum Payments Due [Roll Forward]
2023	$ 1,755
2024	2,400
2025	895
Thereafter	0
Total	$ 5,050